Common Shares Common Shares Narrative (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares
Class of Stock [Line Items]
Dividends, Common Stock, Cash | $	$ 3,100
Treasury Stock, Value, Acquired, Cost Method | $	$ 8,645
Treasury Stock Acquired, Average Cost Per Share | $ / shares	$ 7.39
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	30,400,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		50,000,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.04
Restricted Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	646,182
Stock Issued During Period, Value, Restricted Stock Award, Gross | $	$ 4,800
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
Warrants and Rights Subject to Mandatory Redemption [Member] | Ultramax
Class of Stock [Line Items]
Vessels acquired		3
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 8.10
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,592,594
Stock Repurchased and Retired During Period, Shares	1,200,000